Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expenses on convertible promissory note	¥ 1,045,611	¥ 893,001	¥ 883,759
Interest expenses on borrowings	701,637	380,447	211,306
Interest expenses on Convertible Notes	521,747	495,079	135,412
One-time expenses related to early redemption and extension of convertible promissory note (Note 34(a))	173,775	0	0
Interest expenses on lease liabilities	41,402	38,709	46,567
Interest expenses on unpaid consideration of convertible promissory note (Note 34(a))	16,162	0	0
Interest expenses on consolidated wealth management products	6,473	9,122	92,302
One-time expenses related to C-round restructuring	0	0	1,326,007
Interest expenses on convertible redeemable preferred shares	0	0	534,686
Bank interest income	(1,267,815)	(820,843)	(364,385)
Finance costs	¥ 1,238,992	¥ 995,515	¥ 2,865,654